Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Accounts Receivable, Net [Line Items]
Accounts receivable	$ 76,690,246	$ 76,119,299
Less: allowance for doubtful accounts		(99,003)
Accounts receivable, net	$ 76,690,246	$ 76,020,296